Distribution Date:	01/12/23	GS Mortgage Securities Trust 2017-GS8
Determination Date:	01/06/23
Next Distribution Date:	02/10/23
Record Date:	12/30/22	Commercial Mortgage Pass-Through Certificates
Series 2017-GS8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Leah Nivison	(212) 902-1000	leah.nivison@gs.com; gs-refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
Current Mortgage Loan and Property Stratification	8-12		Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
			10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Don Simon	(203) 660-6100
Delinquency Loan Detail	19		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36254KAH5	2.222000%	14,278,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36254KAJ1	3.278000%	72,424,000.00	23,260,708.55	2,413,789.18	63,540.50	0.00	0.00	2,477,329.68	20,846,919.37	32.13%	30.00%
A-3	36254KAK8	3.205000%	270,000,000.00	270,000,000.00	0.00	721,125.00	0.00	0.00	721,125.00	270,000,000.00	32.13%	30.00%
A-4	36254KAL6	3.469000%	311,927,000.00	311,927,000.00	0.00	901,728.97	0.00	0.00	901,728.97	311,927,000.00	32.13%	30.00%
A-AB	36254KAM4	3.313000%	35,645,000.00	34,478,255.80	607,951.43	95,188.72	0.00	0.00	703,140.15	33,870,304.37	32.13%	30.00%
A-BP	36254KAN2	3.837000%	10,000,000.00	10,000,000.00	0.00	31,975.00	0.00	0.00	31,975.00	10,000,000.00	32.13%	30.00%
A-S	36254KAS1	3.752000%	70,152,000.00	70,152,000.00	0.00	219,341.92	0.00	0.00	219,341.92	70,152,000.00	24.77%	23.13%
B	36254KAT9	3.953000%	44,642,000.00	44,642,000.00	0.00	147,058.19	0.00	0.00	147,058.19	44,642,000.00	20.08%	18.75%
C	36254KAU6	4.327995%	56,122,000.00	56,122,000.00	0.00	202,413.13	0.00	0.00	202,413.13	56,122,000.00	14.19%	13.25%
D	36254KAA0	2.700000%	28,979,000.00	28,979,000.00	0.00	65,202.75	0.00	0.00	65,202.75	28,979,000.00	11.15%	10.41%
E-RR	36254KAC6	4.327995%	27,142,000.00	27,142,000.00	0.00	97,892.04	0.00	0.00	97,892.04	27,142,000.00	8.30%	7.75%
F-RR	36254KAD4	4.327995%	26,786,000.00	26,786,000.00	0.00	96,608.07	0.00	0.00	96,608.07	26,786,000.00	5.49%	5.13%
G-RR	36254KAE2	4.327995%	10,204,000.00	10,204,000.00	0.00	36,802.39	0.00	0.00	36,802.39	10,204,000.00	4.42%	4.13%
H-RR	36254KAF9	4.327995%	42,091,386.00	42,091,386.00	0.00	151,809.44	0.00	0.00	151,809.44	42,091,386.00	0.00%	0.00%
R	36254KAG7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,020,392,386.00	955,784,350.35	3,021,740.61	2,830,686.12	0.00	0.00	5,852,426.73	952,762,609.74

X-A	36254KAP7	0.945283%	774,426,000.00	709,817,964.35	0.00	559,148.98	0.00	0.00	559,148.98	706,796,223.74
X-BP	36254KAQ5	0.490995%	10,000,000.00	10,000,000.00	0.00	4,091.63	0.00	0.00	4,091.63	10,000,000.00
X-B	36254KAR3	0.374995%	44,642,000.00	44,642,000.00	0.00	13,950.45	0.00	0.00	13,950.45	44,642,000.00
X-D	36254KAB8	1.627995%	28,979,000.00	28,979,000.00	0.00	39,314.73	0.00	0.00	39,314.73	28,979,000.00
Notional SubTotal			858,047,000.00	793,438,964.35	0.00	616,505.79	0.00	0.00	616,505.79	790,417,223.74

Deal Distribution Total					3,021,740.61	3,447,191.91	0.00	0.00	6,468,932.52

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36254KAH5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36254KAJ1	321.17403830	33.32858141	0.87734038	0.00000000	0.00000000	0.00000000	0.00000000	34.20592179	287.84545689
A-3	36254KAK8	1,000.00000000	0.00000000	2.67083333	0.00000000	0.00000000	0.00000000	0.00000000	2.67083333	1,000.00000000
A-4	36254KAL6	1,000.00000000	0.00000000	2.89083334	0.00000000	0.00000000	0.00000000	0.00000000	2.89083334	1,000.00000000
A-AB	36254KAM4	967.26766166	17.05572815	2.67046486	0.00000000	0.00000000	0.00000000	0.00000000	19.72619301	950.21193351
A-BP	36254KAN2	1,000.00000000	0.00000000	3.19750000	0.00000000	0.00000000	0.00000000	0.00000000	3.19750000	1,000.00000000
A-S	36254KAS1	1,000.00000000	0.00000000	3.12666667	0.00000000	0.00000000	0.00000000	0.00000000	3.12666667	1,000.00000000
B	36254KAT9	1,000.00000000	0.00000000	3.29416670	0.00000000	0.00000000	0.00000000	0.00000000	3.29416670	1,000.00000000
C	36254KAU6	1,000.00000000	0.00000000	3.60666281	0.00000000	0.00000000	0.00000000	0.00000000	3.60666281	1,000.00000000
D	36254KAA0	1,000.00000000	0.00000000	2.25000000	0.00000000	0.00000000	0.00000000	0.00000000	2.25000000	1,000.00000000
E-RR	36254KAC6	1,000.00000000	0.00000000	3.60666274	0.00000000	0.00000000	0.00000000	0.00000000	3.60666274	1,000.00000000
F-RR	36254KAD4	1,000.00000000	0.00000000	3.60666281	0.00000000	0.00000000	0.00000000	0.00000000	3.60666281	1,000.00000000
G-RR	36254KAE2	1,000.00000000	0.00000000	3.60666307	0.00000000	0.00000000	0.00000000	0.00000000	3.60666307	1,000.00000000
H-RR	36254KAF9	1,000.00000000	0.00000000	3.60666289	(0.00000024)	0.04746648	0.00000000	0.00000000	3.60666289	1,000.00000000
R	36254KAG7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36254KAP7	916.57300291	0.00000000	0.72201731	0.00000000	0.00000000	0.00000000	0.00000000	0.72201731	912.67109284
X-BP	36254KAQ5	1,000.00000000	0.00000000	0.40916300	0.00000000	0.00000000	0.00000000	0.00000000	0.40916300	1,000.00000000
X-B	36254KAR3	1,000.00000000	0.00000000	0.31249608	0.00000000	0.00000000	0.00000000	0.00000000	0.31249608	1,000.00000000
X-D	36254KAB8	1,000.00000000	0.00000000	1.35666276	0.00000000	0.00000000	0.00000000	0.00000000	1.35666276	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	12/01/22 - 12/30/22	30	0.00	63,540.50	0.00	63,540.50	0.00	0.00	0.00	63,540.50	0.00
A-3	12/01/22 - 12/30/22	30	0.00	721,125.00	0.00	721,125.00	0.00	0.00	0.00	721,125.00	0.00
A-4	12/01/22 - 12/30/22	30	0.00	901,728.97	0.00	901,728.97	0.00	0.00	0.00	901,728.97	0.00
A-AB	12/01/22 - 12/30/22	30	0.00	95,188.72	0.00	95,188.72	0.00	0.00	0.00	95,188.72	0.00
A-BP	12/01/22 - 12/30/22	30	0.00	31,975.00	0.00	31,975.00	0.00	0.00	0.00	31,975.00	0.00
X-A	12/01/22 - 12/30/22	30	0.00	559,148.98	0.00	559,148.98	0.00	0.00	0.00	559,148.98	0.00
X-BP	12/01/22 - 12/30/22	30	0.00	4,091.63	0.00	4,091.63	0.00	0.00	0.00	4,091.63	0.00
X-B	12/01/22 - 12/30/22	30	0.00	13,950.45	0.00	13,950.45	0.00	0.00	0.00	13,950.45	0.00
A-S	12/01/22 - 12/30/22	30	0.00	219,341.92	0.00	219,341.92	0.00	0.00	0.00	219,341.92	0.00
B	12/01/22 - 12/30/22	30	0.00	147,058.19	0.00	147,058.19	0.00	0.00	0.00	147,058.19	0.00
C	12/01/22 - 12/30/22	30	0.00	202,413.13	0.00	202,413.13	0.00	0.00	0.00	202,413.13	0.00
D	12/01/22 - 12/30/22	30	0.00	65,202.75	0.00	65,202.75	0.00	0.00	0.00	65,202.75	0.00
X-D	12/01/22 - 12/30/22	30	0.00	39,314.73	0.00	39,314.73	0.00	0.00	0.00	39,314.73	0.00
E-RR	12/01/22 - 12/30/22	30	0.00	97,892.04	0.00	97,892.04	0.00	0.00	0.00	97,892.04	0.00
F-RR	12/01/22 - 12/30/22	30	0.00	96,608.07	0.00	96,608.07	0.00	0.00	0.00	96,608.07	0.00
G-RR	12/01/22 - 12/30/22	30	0.00	36,802.39	0.00	36,802.39	0.00	0.00	0.00	36,802.39	0.00
H-RR	12/01/22 - 12/30/22	30	1,990.76	151,809.44	0.00	151,809.44	(0.01)	0.00	0.00	151,809.44	1,997.93
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,990.76	3,447,191.91	0.00	3,447,191.91	(0.01)	0.00	0.00	3,447,191.91	1,997.93

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	6,468,932.52
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,578,636.56	Master Servicing Fee	8,702.94
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,158.50
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	411.52
ARD Interest	0.00	Operating Advisor Fee	1,769.53
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	205.76
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,578,636.56	Total Fees	16,538.25

Principal		Expenses/Reimbursements
Scheduled Principal	607,951.44	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	(2,413,789.17)	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	2,413,789.17	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	2,413,789.17	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	3,021,740.61	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	114,906.40

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,447,191.91
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	3,021,740.61
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,468,932.52
Total Funds Collected	6,600,377.17	Total Funds Distributed	6,600,377.17

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	955,784,350.55	955,784,350.55	Beginning Certificate Balance	955,784,350.35
(-) Scheduled Principal Collections	607,951.44	607,951.44	(-) Principal Distributions	3,021,740.61
(-) Unscheduled Principal Collections	2,413,789.17	2,413,789.17	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	952,762,609.94	952,762,609.94	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	955,784,350.55	955,784,350.55	Ending Certificate Balance	952,762,609.74
Ending Actual Collateral Balance	952,762,609.94	952,762,609.94

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.20)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.20)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.33%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	14,250,000.00	1.50%	56	4.0000	NAP	Defeased	1	14,250,000.00	1.50%	56	4.0000	NAP
10,000,000 or less	8	55,556,053.76	5.83%	57	4.5474	1.990404	1.30 or less	3	39,444,381.53	4.14%	57	4.9125	1.241856
10,000,001 to 20,000,000	10	150,644,673.33	15.81%	57	4.6894	2.280023	1.31 to 1.40	2	58,304,761.64	6.12%	56	4.5320	1.380685
20,000,001 to 30,000,000	4	91,519,363.34	9.61%	44	4.5617	2.745348	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 40,000,000	7	249,707,062.95	26.21%	55	4.4606	2.079926	1.51 to 1.60	1	6,151,868.69	0.65%	57	4.4255	1.604100
40,000,001 to 50,000,000	2	91,500,000.00	9.60%	53	3.7650	2.760994	1.61 to 2.00	9	155,704,927.43	16.34%	54	4.5705	1.786545
50,000,001 to 70,000,000	2	126,785,293.64	13.31%	58	4.3775	2.170149	2.01 to 2.40	7	315,316,217.60	33.09%	57	4.1727	2.193996
70,000,001 to 80,000,000	1	72,800,162.92	7.64%	55	4.5960	2.602600	2.41 to 3.00	11	327,743,533.73	34.40%	55	4.2787	2.645137
80,000,001 or greater	1	100,000,000.00	10.50%	58	3.6045	2.130000	3.01 or greater	2	35,846,919.32	3.76%	23	4.7429	4.984102
Totals	36	952,762,609.94	100.00%	55	4.3473	2.304686	Totals	36	952,762,609.94	100.00%	55	4.3473	2.304686
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	14,250,000.00	1.50%	56	4.0000	NAP	North Dakota	7	945,668.38	0.10%	(3)	4.5985	4.025400
Alabama	1	2,022,832.22	0.21%	57	4.3790	2.717531	Ohio	17	22,207,083.42	2.33%	49	4.6453	1.658478
Arizona	4	33,270,769.27	3.49%	57	4.7705	1.546703	Oklahoma	3	205,446.39	0.02%	(3)	4.5985	4.025400
Arkansas	1	131,387.71	0.01%	(3)	4.5985	4.025400	Pennsylvania	11	52,382,642.27	5.50%	56	4.5390	2.470857
California	12	345,880,355.52	36.30%	55	4.3413	2.235064	South Carolina	1	2,851,462.29	0.30%	57	4.3790	2.805900
Colorado	6	18,548,274.08	1.95%	56	4.6867	1.775217	Tennessee	4	11,613,235.32	1.22%	56	4.6340	1.710014
Connecticut	5	1,672,965.28	0.18%	(3)	4.5985	4.025400	Texas	37	38,093,885.23	4.00%	51	4.6024	2.426252
Florida	2	5,410,466.91	0.57%	57	4.3790	2.775250	Utah	2	11,633,206.77	1.22%	57	4.3655	2.614475
Idaho	2	632,912.47	0.07%	(3)	4.5985	4.025400	Virginia	3	12,872,868.96	1.35%	57	4.6794	2.448971
Illinois	16	2,124,509.55	0.22%	(3)	4.5985	4.025400	Washington	1	34,914,610.80	3.66%	58	4.6480	2.394200
Indiana	7	12,505,335.94	1.31%	54	4.3154	2.290227	West Virginia	1	9,960,000.00	1.05%	57	4.3590	2.523300
Iowa	2	164,716.72	0.02%	(3)	4.5985	4.025400	Wisconsin	5	11,229,915.75	1.18%	53	4.3733	2.612907
Kansas	6	3,110,457.75	0.33%	46	4.4179	3.022105	Totals	199	952,762,609.94	100.00%	55	4.3473	2.304686
Kentucky	2	710,619.36	0.07%	(3)	4.5985	4.025400
									Property Type³
Louisiana	2	542,228.37	0.06%	(3)	4.5985	4.025400
Mexico	1	15,000,000.00	1.57%	58	4.9435	6.316500		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Michigan	6	1,114,059.37	0.12%	(3)	4.5985	4.025400		Properties	Balance	Agg. Bal.			DSCR¹
Minnesota	13	31,726,479.64	3.33%	53	4.7270	2.007164	Defeased	1	14,250,000.00	1.50%	56	4.0000	NAP
Missouri	3	408,990.50	0.04%	(3)	4.5985	4.025400	Industrial	3	28,400,000.00	2.98%	57	4.3590	2.523300
Montana	1	83,283.44	0.01%	(3)	4.5985	4.025400	Lodging	143	188,205,917.91	19.75%	48	4.6709	2.788860
Nebraska	2	103,635.25	0.01%	(3)	4.5985	4.025400	Mixed Use	3	84,605,104.64	8.88%	53	4.1702	2.205856
Nevada	3	17,274,743.19	1.81%	55	4.2649	2.056641	Multi-Family	1	15,089,473.02	1.58%	55	4.9720	1.245100
New Jersey	3	25,430,740.86	2.67%	58	4.7023	2.264195	Office	9	281,770,000.00	29.57%	56	3.9453	2.295583
New Mexico	1	212,820.99	0.02%	(3)	4.5985	4.025400	Retail	30	275,830,341.75	28.95%	57	4.4983	2.000916
New York	5	211,520,000.00	22.20%	55	3.9243	2.208455	Self Storage	9	64,611,772.62	6.78%	58	4.6702	2.429466
							Totals	199	952,762,609.94	100.00%	55	4.3473	2.304686

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	14,250,000.00	1.50%	56	4.0000	NAP	Defeased	1	14,250,000.00	1.50%	56	4.0000	NAP
	3.750% or less	2	147,500,000.00	15.48%	57	3.5999	2.351366	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	1	44,000,000.00	4.62%	52	3.9539	2.700101	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	42,282,736.46	4.44%	55	4.1776	2.356435	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	12	343,441,370.24	36.05%	57	4.3821	2.151270	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	13	301,654,781.32	31.66%	51	4.6579	2.314535	49 months or greater	35	938,512,609.94	98.50%	55	4.3526	2.296102
	4.751% or greater	5	59,633,721.92	6.26%	57	4.9177	2.559413	Totals	36	952,762,609.94	100.00%	55	4.3473	2.304686
	Totals	36	952,762,609.94	100.00%	55	4.3473	2.304686
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	14,250,000.00	1.50%	56	4.0000	NAP	Defeased	1	14,250,000.00	1.50%	56	4.0000	NAP
	59 months or less	35	938,512,609.94	98.50%	55	4.3526	2.296102	Interest Only	14	489,736,919.32	51.40%	53	4.1100	2.551449
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	1	5,189,340.39	0.54%	58	4.8830	1.714200
	Totals	36	952,762,609.94	100.00%	55	4.3473	2.304686	241 months or greater	20	443,586,350.23	46.56%	56	4.6141	2.020996
								Totals	36	952,762,609.94	100.00%	55	4.3473	2.304686
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	14,250,000.00	1.50%	56	4.0000	NAP				None
Underwriter's Information		4	134,254,884.48	14.09%	53	4.3377	2.349118
	12 months or less	30	799,068,385.07	83.87%	55	4.3516	2.290974
	13 months to 24 months	1	5,189,340.39	0.54%	58	4.8830	1.714200
	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	952,762,609.94	100.00%	55	4.3473	2.304686
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	309071001	OF	New York	NY	Actual/360	3.605%	310,391.17	0.00	0.00	N/A	11/06/27	--	100,000,000.00	100,000,000.00	01/06/23
2	301271509	LO	Anaheim	CA	Actual/360	4.596%	288,568.64	113,669.55	0.00	N/A	08/06/27	--	72,913,832.47	72,800,162.92	01/06/23
3	301271547	OF	Various	CA	Actual/360	4.332%	261,153.47	0.00	0.00	N/A	11/06/27	--	70,000,000.00	70,000,000.00	01/06/23
4	301271530	RT	Various	Various	Actual/360	4.433%	217,032.17	69,513.73	0.00	N/A	10/06/27	--	56,854,807.37	56,785,293.64	01/06/23
5	301271540	LO	Various	Various	Actual/360	4.598%	92,108.21	2,413,789.17	0.00	N/A	10/06/22	--	23,260,708.49	20,846,919.32	12/06/22
6	301271527	RT	Various	Various	Actual/360	4.379%	37,708.06	0.00	0.00	N/A	10/06/27	--	10,000,000.00	10,000,000.00	01/06/23
6A	301271566	RT	Various	Various	Actual/360	4.379%	141,405.21	0.00	0.00	N/A	10/06/27	--	37,500,000.00	37,500,000.00	01/06/23
7	301271515	OF	Loma Linda	CA	Actual/360	3.590%	146,840.97	0.00	0.00	N/A	07/06/27	--	47,500,000.00	47,500,000.00	01/06/23
8	309130008	MU	New York	NY	Actual/360	3.954%	149,810.67	0.00	0.00	N/A	05/06/27	--	44,000,000.00	44,000,000.00	01/06/23
9	301271554	RT	Costa Mesa	CA	Actual/360	4.463%	153,235.30	54,866.51	0.00	N/A	11/06/27	--	39,872,434.18	39,817,567.67	01/06/23
10	300771188	LO	Palo Alto	CA	Actual/360	4.736%	161,098.37	47,223.15	0.00	N/A	02/06/27	--	39,502,107.63	39,454,884.48	01/06/23
11	301271542	LO	Seattle	WA	Actual/360	4.648%	139,905.99	40,524.94	0.00	N/A	11/06/27	--	34,955,135.74	34,914,610.80	01/06/23
12	301271512	OF	Uniondale	NY	Actual/360	4.450%	129,404.76	0.00	0.00	N/A	06/06/27	--	33,770,000.00	33,770,000.00	01/06/23
13	301271517	MU	New York	NY	Actual/360	4.307%	125,172.19	0.00	0.00	N/A	07/06/27	--	33,750,000.00	33,750,000.00	01/06/23
14	301271516	OF	San Diego	CA	Actual/360	4.168%	109,481.02	0.00	0.00	N/A	08/06/27	--	30,500,000.00	30,500,000.00	01/06/23
15	301271528	IN	Various	Various	Actual/360	4.359%	106,601.77	0.00	0.00	N/A	10/06/27	--	28,400,000.00	28,400,000.00	01/06/23
17	301271525	RT	Waxahachie	TX	Actual/360	4.736%	88,479.47	24,788.81	0.00	N/A	10/06/27	--	21,697,889.36	21,673,100.55	01/06/23
18	301271551	SS	Various	PA	Actual/360	4.621%	82,064.52	24,055.86	0.00	N/A	11/06/27	--	20,623,399.33	20,599,343.47	01/06/23
19	301271514	RT	Boardman	OH	Actual/360	4.681%	74,619.38	26,804.04	0.00	N/A	06/06/27	--	18,513,998.01	18,487,193.97	01/06/23
20	301271550	SS	Various	Various	Actual/360	4.681%	75,281.06	21,490.77	0.00	N/A	11/06/27	--	18,676,173.75	18,654,682.98	01/06/23
21	301271548	RT	Tucson	AZ	Actual/360	4.872%	73,504.20	20,662.45	0.00	N/A	11/06/27	--	17,520,466.32	17,499,803.87	01/06/23
22	301271507	MF	Minneapolis	MN	Actual/360	4.972%	64,705.73	23,587.70	0.00	N/A	08/06/27	--	15,113,060.72	15,089,473.02	01/06/23
23	301271549	RT	Gilbert	AZ	Actual/360	4.659%	62,153.34	19,144.44	0.00	N/A	11/06/27	--	15,492,181.30	15,473,036.86	01/06/23
24	301271564	LO	Cabo San Lucas	MX	Actual/360	4.944%	63,853.54	0.00	0.00	N/A	11/06/27	--	15,000,000.00	15,000,000.00	12/06/22
25	301271521	OF	San Diego	CA	Actual/360	4.000%	49,083.33	0.00	0.00	N/A	09/06/27	--	14,250,000.00	14,250,000.00	01/06/23
26	301271533	SS	North Bergen	NJ	Actual/360	4.723%	51,885.33	17,801.53	0.00	N/A	11/06/27	--	12,756,203.34	12,738,401.81	01/06/23
27	301271508	RT	Riverside	CA	Actual/360	4.309%	49,350.02	0.00	0.00	N/A	08/06/27	--	13,300,000.00	13,300,000.00	01/06/23
28	301271552	SS	Various	VA	Actual/360	4.681%	50,925.42	14,537.88	0.00	N/A	11/06/27	--	12,633,882.24	12,619,344.36	01/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	301271513	RT	Las Vegas	NV	Actual/360	4.201%	42,691.10	18,443.34	0.00	N/A	09/06/27	--	11,801,179.80	11,782,736.46	01/06/23
30	301271523	RT	Evansville	IN	Actual/360	4.275%	32,440.16	15,420.65	0.00	N/A	10/06/27	--	8,812,060.89	8,796,640.24	01/06/23
31	301271529	RT	Colorado Springs	CO	Actual/360	4.688%	27,681.64	10,385.24	0.00	N/A	10/06/27	--	6,857,171.88	6,846,786.64	01/06/23
32	301271553	MU	Denver	CO	Actual/360	4.885%	28,875.19	9,271.52	0.00	N/A	11/06/27	--	6,864,376.16	6,855,104.64	01/06/23
33	301271532	RT	St. Cloud	MN	Actual/360	4.643%	26,203.64	7,646.14	0.00	N/A	10/06/27	--	6,553,959.30	6,546,313.16	01/06/23
34	301271522	RT	Cleveland	TN	Actual/360	4.426%	23,478.77	9,168.67	0.00	N/A	10/06/27	--	6,161,037.36	6,151,868.69	01/06/23
35	301271561	LO	Nashville	TN	Actual/360	4.883%	21,899.83	18,944.52	0.00	N/A	11/06/27	--	5,208,284.91	5,189,340.39	01/06/23
36	301271524	RT	Henderson	NV	Actual/360	4.390%	19,542.92	0.00	0.00	N/A	10/06/27	--	5,170,000.00	5,170,000.00	01/06/23
Totals							3,578,636.56	3,021,740.61	0.00				955,784,350.55	952,762,609.94
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	86,034,020.81	56,634,166.66	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	8,044,334.81	13,876,229.05	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,106,603.40	5,105,542.62	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,033,960.00	4,525,470.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	66,650,159.76	73,705,641.01	07/01/21	06/30/22	--	0.00	0.00	129,439.19	129,439.19	0.00	0.00
6	25,627,332.00	12,818,109.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	13,729,711.53	13,277,366.53	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,219,312.74	2,764,783.15	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,035,909.39	4,272,120.81	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	21,403,605.11	16,868,121.33	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	8,646,438.00	6,228,258.75	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	7,777,085.24	6,020,488.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	8,002,294.00	6,920,902.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,209,484.88	1,614,249.63	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	1,912,505.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	2,807,093.41	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	1,736,096.56	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,465,923.85	1,144,286.14	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,428,989.48	1,013,589.24	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,475,942.00	1,349,298.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	12,219,699.42	14,295,272.28	10/01/21	09/30/22	--	0.00	0.00	63,788.96	63,788.96	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,389,628.29	1,234,885.75	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	14,602.15	0.00
28	0.00	1,104,694.50	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1,318,894.87	1,051,860.16	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,060,700.15	900,051.22	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	755,783.04	581,021.08	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	128,187.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	676,543.44	547,183.34	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	636,050.78	341,452.76	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	923,840.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	531,429.93	457,741.38	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	291,403,677.02	255,236,666.36				0.00	0.00	193,228.15	193,228.15	14,602.15	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
5	301271540	2,413,789.17	Partial Liquidation (Curtailment)	0.00	0.00
Totals		2,413,789.17		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,413,789.17	0	0.00	4.347283%	4.321706%	55
12/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	22,619,245.54	0	0.00	4.348090%	4.321911%	56
11/14/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,120,045.97	0	0.00	4.354058%	4.322401%	55
10/13/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.355213%	4.335294%	56
09/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.355336%	4.335412%	57
08/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.355448%	4.335519%	58
07/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	22,050,088.41	4.355560%	4.335626%	59
06/10/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.354921%	4.334443%	59
05/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.355029%	4.334545%	60
04/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.355146%	4.334656%	61
03/11/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.355252%	4.334757%	62
02/11/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.355388%	4.334887%	63
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	301271540	12/06/22	0	5	129,439.19	129,439.19	0.00	20,846,919.32	10/17/22	1
24	301271564	12/06/22	0	B	63,788.96	63,788.96	0.00	15,000,000.00
Totals					193,228.15	193,228.15	0.00	35,846,919.32
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		20,846,919	0	20,846,919		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		931,915,691	931,915,691	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-23	952,762,610	931,915,691	0	0	0	0
Dec-22	955,784,351	955,784,351	0	0	0	0
Nov-22	979,066,632	979,066,632	0	0	0	0
Oct-22	983,689,832	933,689,832	0	0	50,000,000	0
Sep-22	984,125,997	984,125,997	0	0	0	0
Aug-22	984,524,703	984,524,703	0	0	0	0
Jul-22	984,921,824	984,921,824	0	0	0	0
Jun-22	1,007,436,438	1,007,436,438	0	0	0	0
May-22	1,007,860,601	1,007,860,601	0	0	0	0
Apr-22	1,008,321,725	1,008,321,725	0	0	0	0
Mar-22	1,008,742,388	1,008,742,388	0	0	0	0
Feb-22	1,009,277,664	1,009,277,664	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	301271540	20,846,919.32	20,846,919.32	1,089,600,000.00	08/08/17	62,439,468.77	4.02540	06/30/22	10/06/22	I/O
Totals		20,846,919.32	20,846,919.32	1,089,600,000.00		62,439,468.77

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	301271540	LO	Various	10/17/22	1

The loan transferred to SS due to Imminent Maturity Default. Beginning in 6/22, Borr had initiated discussions with lender on a mod request to allow for the near-term sale of certain underperforming assets in the portfolio in order pay down the

Loanbalanc e, improve the DY of the remaining pool, and refi. The required Release Prices and DY requirements in the loan docs would not be achieved. A PNL was executed b/n Borr/SS/CCR to further discussions.After lengthy negotiations, a

Mod Agreement was executed 1 1/4/22. Per the agmt, the loan was extended to 2/2024 with 1, 12-month option (subject to conditions). Borr has identified 48 properties for immed sale. All net proceeds along w/assoc. FFE/PIP reserves will be applied to princ. Any shortfall b/n the ALA f or the sold properties and net proceeds shall be paid from borr equity. Borr also must make a $15mm add'l equity contrib by 1/1/23. Borr to cont. to pay contractual monthly pymts plus principal payments equal to 90bps of UPB.9 properties were sold in Oct and 32 in Nov. An additional 6 properties are under contract scheduled to close in Jan/Feb. In Dec., Borr provided the $15mm add'l equity contribution which was applied with the

Jan payment, reducing the UPB to $606mm.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	301271509	76,375,799.73	4.59600%	76,375,799.73 4.59600%		10	05/06/20	05/06/20	06/08/20
5	301271540	50,000,000.00	4.59850%	50,000,000.00 4.59850%		10	05/29/20	06/06/20	08/06/20
9	301271554	41,250,000.00	4.46300%	41,250,000.00 4.46300%		10	04/06/20	04/06/20	06/08/20
11	301271542	35,000,000.00	4.64800%	35,000,000.00 4.64800%		10	12/28/20	04/06/20	02/08/21
Totals		202,625,799.73		202,625,799.73
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

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